UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2007
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        May 7, 2007

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 3-31-07
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     72
Form 13F Information Table Value Total:     $140,060,116

List of Other Included Managers: None

Name of Issuer                                    Class   Cusip      	 Market         Shares    Inv Auth  Mngr    Voting Auth
                                                                                                                      None
3M Co.                                            Common  88579Y101            3825857     50057     Sole                50057
AT&T Corp.                                        Common  00206R102            1024155     25974     Sole                25974
Abbott Laboratories                               Common  002824100             282571      5064     Sole                 5064
Affymetrix                                        Common  00826T108            1870354     62200     Sole                62200
American International Group                      Common  026874107             201660      3000     Sole                 3000
American Tower Systems Class A                    Common  029912201            2598744     66720     Sole                66720
Anadarko Petroleum                                Common  032511107             451290     10500     Sole                10500
Automatic Data Processing, Inc.                   Common  053015103            3600960     74400     Sole                74400
BP P.L.C.                                         Common  055622104            4327307     66831     Sole                66831
Bank of America Corp.                             Common  060505104            1131522     22178     Sole                22178
Barrick Gold Corp                                 Common  067901108             221006      7741     Sole                 7741
Berkshire Hathaway, Inc.Class B                   Common  084670207             502320       138     Sole                  138
Chevron Corp.                                     Common  166764100             457221      6182     Sole                 6182
Chubb Corp                                        Common  171232101            4750126     91932     Sole                91932
Citigroup                                         Common  172967101             429510      8366     Sole                 8366
Citrix Systems Inc.                               Common  177376100             893637     27900     Sole                27900
Clorox Company                                    Common  189054109            4573897     71815     Sole                71815
Coca Cola                                         Common  191216100             441600      9200     Sole                 9200
Colgate Palmolive                                 Common  194162103            3315990     49648     Sole                49648
ConocoPhillips                                    Common  20825C104            3256946     47651     Sole                47651
Dow Chemical                                      Common  260543103            4372751     95350     Sole                95350
DuPont                                            Common  263534109             333801      6753     Sole                 6753
Electronic Data Systems                           Common  285661104            2862112    103400     Sole               103400
Eli Lilly & Company                               Common  532457108             689636     12840     Sole                12840
Emerson Electric Co.                              Common  291011104            1542622     35800     Sole                35800
Exxon Mobil Corp.                                 Common  30231G102            6101264     80865     Sole                80865
FPL Group Inc                                     Common  302571104             324201      5300     Sole                 5300
Forest Labs Inc.                                  Common  345838106             277776      5400     Sole                 5400
Gannett, Inc.                                     Common  364730101            1308742     23250     Sole                23250
General Electric                                  Common  369604103            2720811     76946     Sole                76946
General Mills, Inc.                               Common  370334104             227058      3900     Sole                 3900
Hartford Financial Services Group                 Common  416515104            3864586     40433     Sole                40433
Health Care Property Investors Inc.               Common  421915109             284637      7900     Sole                 7900
Heartland Express Inc.                            Common  422347104             555800     35000     Sole                35000
Honeywell, Inc                                    Common  438516106             219338      4762     Sole                 4762
Hubbell Inc. Class B                              Common  443510201             390744      8100     Sole                 8100
Intel Corp.                                       Common  458140100            1521218     79520     Sole                79520
International Business Machines                   Common  459200101            1261764     13386     Sole                13386
International Flavors & Fragrances                Common  459506101            5842294    123725     Sole               123725
J.P. Morgan Chase                                 Common  46625H100            1237173     25572     Sole                25572
Johnson & Johnson                                 Common  478160104            3468084     57552     Sole                57552
McGraw-Hill Cos.                                  Common  580645109             465312      7400     Sole                 7400
Medco Health Solutions                            Common  58405U102            2987873     41195     Sole                41195
Medtronic Inc.                                    Common  585055106            2439263     49720     Sole                49720
Merck                                             Common  589331107            6119665    138548     Sole               138548
Microsoft                                         Common  594918104             335833     12050     Sole                12050
National City Corp.                               Common  635405103             490806     13176     Sole                13176
Newmont Mining Corp                               Common  651639106            3959657     94300     Sole                94300
Northern Trust Corp.                              Common  665859104            4568595     75966     Sole                75966
PNC Financial Services Group                      Common  693475105             232535      3231     Sole                 3231
PepsiCo                                           Common  713448108            3022914     47560     Sole                47560
Pfizer, Inc                                       Common  717081103            1151578     45589     Sole                45589
Procter & Gamble                                  Common  742718109            6543250    103598     Sole               103598
Progress Energy, Inc.                             Common  743263105            1335752     26482     Sole                26482
Questar Corp.                                     Common  748356102            2292251     25695     Sole                25695
Royal DutchShell Class A ADR                      Common  780257804             574755      8669     Sole                 8669
Schlumberger Ltd                                  Common  806857108            1093853     15830     Sole                15830
Sigma Aldrich                                     Common  826552101            4033253     97140     Sole                97140
Staples, Inc.                                     Common  855030102            3048138    117962     Sole               117962
Suntrust Banks, Inc.                              Common  867914103             274032      3300     Sole                 3300
Sysco                                             Common  871829107             221586      6550     Sole                 6550
The Scotts Company                                Common  810186106            4213671     95700     Sole                95700
Time Warner, Inc.                                 Common  887317105            2231614    113165     Sole               113165
Union Pacific                                     Common  907818108             253875      2500     Sole                 2500
United Parcel Service, Inc.                       Common  911312106            2748971     39215     Sole                39215
Verizon Communications                            Common  92343V104             797496     21031     Sole                21031
Wachovia Corp.                                    Common  929903102             869790     15800     Sole                15800
Walgreen Company                                  Common  931422109             465325     10140     Sole                10140
Wells Fargo & Co.                                 Common  949746101             213466      6200     Sole                 6200
Weyerhaeuser Co                                   Common  962166104             728267      9744     Sole                 9744
Wm.Wrigley Jr. Company                            Common  982526105             310673      6100     Sole                 6100
Wyeth                                             Common  983024100            4472982     89406     Sole                89406
                                                                             140060116


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